Income Tax provision (benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal
Current	$ 0	$ 0
Deferred	(2,394,782)	(716,557)
State and local
Current
Deferred	(639,726)	(209,586)
Total	(3,034,508)	(926,143)
Change in valuation allowance	3,034,508	926,143
Income tax provision (benefit)	$ 0	$ 0